Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
Total minimum lease payments	¥ 42,197
Less: Amount representing interest	(25,507)
Present value of net lease payments	¥ 16,690